Other Assets - Summary of detailed information about other assets (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Other Assets [Line Items]
Other assets	$ 197,309,175	$ 245,502,780
Asset management business [Member]
Disclosure Of Detailed Information About Other Assets [Line Items]
Other assets	194,907,501	225,439,918
Others [Member]
Disclosure Of Detailed Information About Other Assets [Line Items]
Other assets	$ 2,401,674	$ 20,062,862